DEFERRED CHARGES (Tables)	12 Months Ended
Jul. 31, 2023
Revenue Recognition and Deferred Revenue [Abstract]
Schedule of deferred charges
	July 31, 2023		July 31, 2022
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Leasing brokerage commissions	$5,471,610	$2,253,786	$5,649,633	$2,077,445
Professional fees for leasing	127,810	94,934	127,810	85,358
Total	$5,599,420	$2,348,720	$5,777,443	$2,162,803

Schedule of estimated aggregate amortization expense
Year Ended July 31	Amortization
2024	$450,921
2025	$409,707
2026	$382,234
2027	$323,830
2028	$315,434